SUBSEQUENT EVENTS - Promissory note agreement issuances (Details)	2 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2025 USD ($) item agreement	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 16, 2024
Subsequent Event [Line Items]
Proceeds from the issuance of convertible notes		$ 5,456,000	$ 740,000
Conversion of convertible debt to common stock			$ 3,779,276	$ 3,779,276	$ 0
Promissory Note
Subsequent Event [Line Items]
Proceeds from the issuance of convertible notes	$ 735,000
Interest rate (in percent)						18.00%
Subsequent events | Promissory Note
Subsequent Event [Line Items]
Number of debt instrument agreements | agreement	6
Interest rate (in percent)	20.00%
Subsequent events | Promissory Note | Related party | W4 Partners LLC
Subsequent Event [Line Items]
Number of debt instrument extinguished | item	5